RELATED PARTY TRANSACTIONS (Details) (USD $)	0 Months Ended		3 Months Ended	12 Months Ended								0 Months Ended	12 Months Ended									12 Months Ended					12 Months Ended		0 Months Ended		0 Months Ended		12 Months Ended			0 Months Ended				0 Months Ended
	Dec. 21, 2012	Apr. 30, 2012	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013	Dec. 24, 2013	May 10, 2013	Aug. 31, 2012	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 05, 2012 CEO Nathaniel Bradley	Dec. 31, 2013 CEO Nathaniel Bradley	Sep. 30, 2013 CEO Nathaniel Bradley	Jun. 30, 2013 CEO Nathaniel Bradley	Mar. 19, 2013 CEO Nathaniel Bradley	Dec. 31, 2012 CEO Nathaniel Bradley	Dec. 12, 2012 CEO Nathaniel Bradley	Nov. 27, 2012 CEO Nathaniel Bradley	Aug. 31, 2012 CEO Nathaniel Bradley	Dec. 31, 2011 CEO Nathaniel Bradley	Dec. 31, 2013 Sean Bradley	Sep. 30, 2013 Sean Bradley	Jun. 30, 2013 Sean Bradley	Mar. 19, 2013 Sean Bradley	Dec. 31, 2012 Sean Bradley	Dec. 31, 2013 Others	Dec. 31, 2012 Others	Dec. 30, 2013 Affiliate of CMG	Aug. 07, 2013 PSU	Feb. 06, 2013 Secured Promissory Note	Aug. 17, 2012 Secured Promissory Note	Dec. 31, 2013 Notes due on demand CEO Nathaniel Bradley	Dec. 31, 2013 Notes due on demand CEO Nathaniel Bradley Minimum	Dec. 31, 2013 Notes due on demand CEO Nathaniel Bradley Maximum	Dec. 12, 2012 Convertible promissory notes payable to related party CEO Nathaniel Bradley	Nov. 27, 2012 Convertible promissory notes payable to related party CEO Nathaniel Bradley	Aug. 31, 2012 Convertible promissory notes payable to related party CEO Nathaniel Bradley	Dec. 05, 2012 Convertible promissory notes payable to related party CEO Nathaniel Bradley	Mar. 25, 2013 AEAC	Mar. 22, 2013 AEAC	Jan. 29, 2013 AEAC	Aug. 17, 2012 AEAC	Aug. 15, 2012 AEAC	Jun. 22, 2011 AEAC	Dec. 30, 2013 CMG	Aug. 17, 2012 CMG	Aug. 15, 2012 CMG	Jun. 22, 2011 CMG	Mar. 31, 2010 CMG
Related Party Transaction
Former stockholders right to receive cash from income earned (as a percent)																																																		50.00%
Percentage of outstanding shares acquired																																											80.00%		80.00%		80.00%
Stockholders dividend to be distributed as the Spin-Off (as a percent)																																																	5.00%
Aggregate principal amount of senior notes, to be released																																$ 425,000	$ 224,000																$ 1,025,000
Cash payment of senior notes, released																															183,661													700,000
Issuance of secured promissory note				50,000																																								425,000
Issuance of shares for debt																																												1,500,000
Total payments on debt																															200,000
Payment of accrued interest																															16,339
Principal amount of debt converted to common shares													199,000																		241,359									1,400,200	1,400,200
Number of common shares issued for conversion of debt	5,186,860											5,186,860																			1,998,402									5,871,752	5,871,752
Common shares issued for conversion of debt, percentage of total common shares outstanding																															5.67856%
Issuance of shares in spin-off																																										1,500,259
Royalty Agreement period																																																5 years
Royalty agreement (as a percent)																																															10.00%
Commission agreement (as a percent)																																															7.50%
Number of shares repurchased by the Company																																														2,184,583
Cash paid by the Company																																														573,022
Payable forgiven																													50,000
Shares of AEAC common stock converted to company stock (in dollars per share)																																									$ 0.94134
Shares issued to AEAC share holders																																								24,004,143	24,004,143
Shares issued to AEAC debenture holders																																								5,871,752	5,871,752
Debt instrument term																																				2 years	2 years	2 years
Percentage of debt converted to common stock																																							100.00%
Related party loans				10,000		35,000							35,000				10,000	10,000	2,500
Strike price (in dollars per share)								$ 1.22		$ 0.25	$ 0.60		$ 0.40	$ 0.39	$ 0.50	$ 0.25							$ 0.39	$ 0.50	$ 0.25								$ 0.40
Discount					0	1,155																											6,901
Closing stock price (in dollars per share)																														$ 0.45				$ 0.35	$ 0.43
Term																																	5 years
Volatility (as a percent)																																	100.00%
Dividends (as a percent)																																	0.00%
Discount rate (as a percent)																																		1.37%	1.43%
Accrued salary converted amount													25,000
Principal and accrued salary converted to common stock shares													746,677
Principal and accrued salary converted to warrants													746,677
Additional accrued salary converted amount													461,539									399,648					161,564
Additional accrued salary converted to warrants													1,831,783									1,587,290					626,680
Accrued salary exchanged for marketable securities													10,500
Realized loss on accrued salary exchanged for marketable securities													19,500
Accounts payable due to related party					87,000	243,424
Related party payable				829,418		243,424
Interest rate																																8.00%				8.00%	8.00%	8.00%
Related party loans			352,500	10,000
Amount due to related party													39,500				386,539			50,000	1,245,840	24,375				341,731	29,375	101,148
Warrants to purchase shares						1,142,000	10,888,336															1,587,290											28,400
Conversion price to common stock (in dollars per share)									$ 0.25			$ 0.25																								$ 0.25	$ 0.25	$ 0.25	$ 0.25
Stock Issued During Period, Value, Conversion of Convertible Securities				1,296,715								1,296,715
Accrued Interest converted to shares												875
Accrued Interest forgiven in share conversion												$ 84,581
Ownership interest (as a percent)		100.00%